Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2025	2024

Cost:
Computers and software	$775	$630
Laboratory equipment	8,441	8,167
Furniture and office equipment	188	173
Leasehold improvements	6,567	6,524

	15,971	15,494
Less - Accumulated depreciation	(10,877)	(9,419)

Depreciated cost	$5,094	$6,075

Depreciation expenses amounted to $1,458, $1,622 and $1,822 for the years ended December 31, 2025, 2024 and 2023, respectively.

The majority of the Company’s property and equipment is located in Israel.